RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Management and directors salaries and fees	$ 688,979	$ 463,251	$ 421,071
Management and directors salaries and fees in discontinued operations	(0)	19,000	26,000
Share-based compensation	1,290,308	1,195,333	676,184
Interest expense	(0)	(0)	3,880
key management personnel compensation	$ 1,979,287	$ 1,677,584	$ 1,127,135